Executive Share-Based Compensation - Summary of Share-Based Compensation Programs (Detail) - ADR [Member] - Executive Officer [Member] $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
ADSs equivalents delivered | shares		12,492,000	7,653,900	16,441,800
ADSs Forfeited		$ 3,120.8
ADSs Outstanding	[1]	$ 18,046.5
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	4,146,000
ADS price at award's date	[3]	$ 2.3
Fair value		155.00%
Fair value | $		$ 14.8
ADSs equivalents delivered | shares		0	0	8,448,200
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	1,227,200
ADS price at award's date	[3]	$ 8
Fair value		150.00%
Fair value | $		$ 14.7
ADSs equivalents delivered | shares		0	446,300	0
ADSs Forfeited		$ 780,900
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	2,403,600
ADS price at award's date	[3]	$ 4.3
Fair value		149.00%
Fair value | $		$ 15.4
ADSs equivalents delivered | shares		1,934,700	0	0
ADSs Forfeited		$ 1,637,000
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	1,657,020.00
ADS price at award's date	[3]	$ 6.4
Fair value		145.00%
Fair value | $		$ 15.4
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 64,500
ADSs Outstanding	[1]	$ 2,336,500
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2024 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	1,976,700
ADS price at award's date	[3]	$ 6.3
Fair value		133.00%
Fair value | $		$ 16.6
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 25,800
ADSs Outstanding	[1]	$ 2,595,700
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2025 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	2,367.9
ADS price at award's date	[3]	$ 6.3
Fair value		141.00%
Fair value | $		$ 21.1
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 6.9
ADSs Outstanding	[1]	$ 3,323.5
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2019 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	8,048,200
ADS price at award's date	[3]	$ 4.7
Fair value		100.00%
Fair value | $		$ 37.5
ADSs equivalents delivered | shares			0	42,400
ADSs Forfeited		$ 118,300
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	11,162,200
ADS price at award's date	[3]	$ 2.5
Fair value		100.00%
Fair value | $		$ 28.1
ADSs equivalents delivered | shares		0	0	2,293,000
ADSs Forfeited		$ 253,700
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	5,716,600
ADS price at award's date	[3]	$ 7.2
Fair value		100.00%
Fair value | $		$ 41.3
ADSs equivalents delivered | shares		61,800	1,210,700	1,442,700
ADSs Forfeited		$ 56,600
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	9,483,000
ADS price at award's date	[3]	$ 4.9
Fair value		100.00%
Fair value | $		$ 46.0
ADSs equivalents delivered | shares		2,267,100	2,166,000	2,450,500
ADSs Forfeited		$ 58,100
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	6,531,900
ADS price at award's date	[3]	$ 5.9
Fair value		100.00%
Fair value | $		$ 38.4
ADSs equivalents delivered | shares		1,813,300	1,582,900	1,765,000
ADSs Forfeited		$ 80,900
ADSs Outstanding	[1]	$ 1,289,800
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2024 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	8,531.7
ADS price at award's date	[3]	$ 7.2
Fair value		100.00%
Fair value | $		$ 61.5
ADSs equivalents delivered | shares		3,097,700	2,248,000	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 3,222.4
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2025 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares	[2]	8,634.1
ADS price at award's date	[3]	$ 6.2
Fair value		100.00%
Fair value | $		$ 53.2
ADSs equivalents delivered		3,317.4	0	0
ADSs Forfeited		$ 38.1
ADSs Outstanding	[1]	$ 5,278.6

[1]	Until the final payout of the Performance Plans is determined at the end of each three-year period, the number of outstanding ADSs is calculated using the same percentage of fair value as determined by the option pricing model.
[2]	The target number of ADSs under the Performance Plans is based on a 100% payout assumption.
[3]	The average ADS price is determined on the grant date.